Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share	The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended June 30, 2023, 2022 and 2021:
	For the Years Ended June 30,
	2023	2022	2021
Earnings (loss) from continuing operations per share
Numerator:
Net income (loss) attributable to the Company	$(6,253,518)	$(12,814,988)	$3,457,208
Accretion of convertible redeemable preferred shares	(2,001,777)	(3,865,430)	(3,029,529)
Deemed dividends to convertible redeemable preferred shareholders	—	—	(2,084,786)
Net income (loss) attributable to ordinary shareholders – basic and diluted	$(8,255,295)	$(16,680,418)	$(1,657,107)
Denominator:
Weighted average ordinary shares outstanding – basic and diluted (1)(2)(3)	74,634,287	34,406,330	32,169,820
Earnings (loss) per share – basic and diluted	$(0.11)	$(0.48)	$(0.05)

Earnings (loss) from discontinued operations per share
Numerator:
Income from discontinued operations attributable to the Company	$520,000	$—	$—
Income from discontinued operations attributable to ordinary shareholders – basic and diluted	$520,000	$—	$—
Denominator:
Weighted average ordinary shares outstanding – basic and diluted(1)(2)(3)	74,634,287	—	—
Earnings per share – basic and diluted	$0.01	$—	$—
(1)	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.
(2)	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 17,964,879 Class A ordinary shares as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company. See Note 16.
(3)	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.